Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue of sales to related parties	$ 10,519	$ 5,142	$ 7,442
Purchases from related parties	$ 1,873	$ 1,151	$ 1,092